ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF BUSINESSES
 ACQUISITION OF BUSINESSES

a)	Acquisition of a Western Canadian natural gas midstream business (federally regulated)
On December 31, 2019, Brookfield Infrastructure, alongside institutional partners (the “NorthRiver consortium”), acquired an effective 29% interest in the federally regulated portion of Enbridge Inc.’s Canadian natural gas midstream business for total consideration of $377 million (NorthRiver consortium total of $1.3 billion). Under Brookfield’s ownership, the business will be operated alongside the provincial assets acquired in 2018 and rebranded NorthRiver Midstream Inc. (“NorthRiver”). The acquisition was funded through equity of $246 million (NorthRiver consortium total of $861 million) and the remainder with asset level debt raised on closing. Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective December 31, 2019. Acquisition costs of $8 million were recorded as Other (expense) income within the Consolidated Statements of Operating Results in 2019.
Consideration transferred

US$ MILLIONS
Cash	$377
Total Consideration	$377

Fair value of assets and liabilities acquired as of December 31, 2019 (provisional)(1):

US$ MILLIONS
Accounts receivable and other	$5
Property, plant and equipment	1,198
Intangible assets	74
Goodwill	218
Deferred income tax assets	41
Accounts payable and other liabilities	(218)
Net assets acquired before non-controlling interest	1,318
Non-controlling interest(2)	(941)
Net assets acquired	$377

(1)
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily related to the fair value of property, plant and equipment, intangible assets and the resulting impact to goodwill as at the date of acquisition.

(2)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The goodwill recorded on acquisition is largely reflective of the potential to obtain long-term contracts for the business’ unutilized capacity and production growth in certain locations. The goodwill recognized is deductible for income tax purposes.
For the year ended December 31, 2019, NorthRiver (federally regulated) contributed revenues of $nil and net income of $nil.

b)	Acquisition of a North American rail business
On December 30, 2019, Brookfield Infrastructure, alongside institutional partners (the “G&W consortium”), acquired an effective 9% interest in Genesee & Wyoming Inc. (“G&W”), a North American rail infrastructure business, for total consideration of approximately $602 million (G&W consortium total of $6.5 billion). The acquisition was funded through equity of $502 million (G&W consortium total of $5.4 billion) and the remainder with asset level debt raised on closing. Concurrently, Brookfield Infrastructure entered into a voting agreement with affiliates of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective December 30, 2019. Acquisition costs of $38 million were recorded within Other (expense) income in the Consolidated Statements of Operating Results in 2019.
Consideration transferred

US$ MILLIONS
Cash	$602
Total Consideration	$602

Fair value of assets and liabilities acquired as of December 30, 2019 (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$67
Accounts receivable and other	509
Assets classified as held for sale(2)	1,584
Property, plant and equipment	5,283
Intangible assets(3)	1,992
Investment in associate	48
Goodwill	2,042
Accounts payable and other liabilities	(612)
Non-recourse borrowings	(1,567)
Liabilities directly associated with assets classified as held for sale(2)	(893)
Other liabilities	(566)
Deferred income tax liabilities	(1,111)
Net assets acquired before non-controlling interest	6,776
Non-controlling interest(4)	(6,174)
Net assets acquired	$602

(1)
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, deferred income taxes and other tax matters, provisions and the resulting impact to goodwill as at the date of the acquisition.

(2)
Brookfield Infrastructure agreed to sell the Australian operations of G&W. As a result, the assets and liabilities of these businesses have been classified as held for sale as at December 31, 2019. The sale was completed subsequent to year-end. Refer to Note 6 Assets and Liabilities Classified as Held for Sale.

(3)	Refer to Note 15 Intangible Assets for details.

(4)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The goodwill recorded on acquisition reflects potential growth prospects and a strong market position as a key provider of rail infrastructure in North America. None of the goodwill recognized is deductible for income tax purposes.
For the year ended December 31, 2019, G&W contributed revenues of $nil and a net income of $nil.

c)	Acquisition of a U.K. telecommunication business
On December 19, 2019, Brookfield Infrastructure, alongside institutional partners (the “consortium”), acquired an effective 25% interest in Wireless Infrastructure Group Limited (“WIG”), a U.K. telecommunication business, for total consideration by Brookfield Infrastructure of approximately $141 million (consortium total of $564 million). Brookfield Infrastructure’s consideration consists of $73 million in cash (consortium total of $293 million) and deferred consideration of $68 million (consortium total of $270 million) payable over two years from the close of the transaction. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective December 19, 2019. Acquisition costs of $6 million were recorded as Other (expense) income within the Consolidated Statements of Operating Results in 2019.
Consideration transferred

US$ MILLIONS
Cash	$73
Deferred consideration	68
Total Consideration	$141

Fair value of assets and liabilities acquired as of December 19, 2019 (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$9
Accounts receivable and other	18
Property, plant and equipment	95
Intangible assets(2)	465
Goodwill	301
Accounts payable and other liabilities	(53)
Non-recourse borrowings	(195)
Deferred income tax liability	(76)
Net assets acquired before non-controlling interest	564
Non-controlling interest(3)	(423)
Net assets acquired	$141

(1)
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, non-recourse borrowings, deferred income taxes and other tax matters, and the resulting impact to goodwill as at the date of the acquisition.

(2)	Refer to Note 15 Intangible Assets for details.

(3)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Upon consolidation of WIG, an additional deferred tax liability of $25 million was recorded. The deferred income tax liability arose as the tax bases of the net assets acquired were lower than their fair values. The inclusion of this liability in the net book value of the acquired business gave rise to goodwill of $25 million, which is recoverable so long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred. The remaining goodwill recognized on acquisition is largely reflective of potential customer growth, arising from the business’ position as one of the key telecommunication infrastructure providers in the U.K., and the increasing reliance on core telecom networks.
For the year ended December 31, 2019, WIG contributed revenues of $nil and a net income of $nil.

d)	Acquisition of a natural gas pipeline in India
On March 22, 2019, Brookfield Infrastructure, along with institutional partners (the “EWPL consortium”), acquired an effective 24% interest in a cross country gas pipeline business in India, East-West Pipeline (“EWPL”), for total consideration of $443 million (EWPL consortium total of $1,879 million). The partnership’s share of the acquisition was funded through equity of $226 million (EWPL consortium total of $959 million) and $217 million (EWPL consortium total of $920 million) of asset level debt raised on closing. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective March 22, 2019. Acquisition costs of $3 million were recorded within Other (expense) income in the Consolidated Statements of Operating Results in 2019.
Consideration transferred

US$ MILLIONS
Cash	$443
Total Consideration	$443

Fair value of assets and liabilities acquired as of March 22, 2019 (provisional)(1):

US$ MILLIONS
Accounts receivable and other	$94
Property, plant and equipment	2,134
Intangible assets	295
Accounts payable and other liabilities	(66)
Net assets acquired before non-controlling interest	2,457
Non-controlling interest(2)	(2,014)
Net assets acquired	$443

(1)
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets and the resulting impact to goodwill as at the date of the acquisition.

(2)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
For the year ended December 31, 2019, EWPL contributed revenues of $266 million and net losses of $51 million.

e)	Acquisition of DCI Data Centers
On January 4, 2019, Brookfield Infrastructure, alongside institutional partners (the “DCI consortium”), acquired an effective 29% interest in DCI Data Centers (“DCI”), an Australian data storage business, for total consideration of $78 million (DCI consortium total of $272 million). The partnership’s share of the acquisition was funded through equity of $48 million (DCI consortium total of $166 million) and the remainder with asset level debt raised on closing. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective January 4, 2019. Acquisition costs of $11 million were recorded within Other (expense) income in the Consolidated Statements of Operating Results in 2019.
Consideration transferred

US$ MILLIONS
Cash	$78
Total Consideration	$78

Fair value of assets and liabilities acquired as of January 4, 2019 (provisional)(1):

US$ MILLIONS
Accounts receivable and other	$2
Investment properties	211
Goodwill	68
Accounts payable and other liabilities	(9)
Net assets acquired before non-controlling interest	272
Non-controlling interest(2)	(194)
Net assets acquired	$78

(1)
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information in order to assess the fair value of investment properties, goodwill and deferred tax liabilities as at the date of acquisition.

(2)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The goodwill recorded on acquisition is largely reflective of potential customer growth, arising from the business’ position as one of the key data storage providers in Australia, and the increasing rate of worldwide data consumption. None of the goodwill recognized is deductible for income tax purposes.
For the year ended December 31, 2019, DCI contributed revenues of $20 million and net income of $8 million.

f)	Individually insignificant business combinations
The following table summarizes the purchase price allocation in aggregate of individually insignificant business combinations that have been completed in 2019.

US$ MILLIONS
Cash	$24
Pre-existing interest in business(1)	30
Total Consideration	$54

(1)	Prior to the acquisition, Brookfield held an interest in two of the acquirees which were accounted for using the equity method.
Fair value of assets and liabilities acquired during the year to date (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$16
Accounts receivable and other	6
Intangible assets	422
Goodwill	15
Accounts payable and other liabilities	(21)
Non-recourse borrowings	(210)
Deferred income tax liabilities	(55)
Net assets acquired before non-controlling interest	173
Non-controlling interest(2)	(119)
Net assets acquired	$54

(1)
The fair values of certain acquired assets and liabilities have been determined on a provisional basis given the proximity of the acquisition to the reporting date. Our partnership is in the process of obtaining additional information primarily related to the fair value of intangible assets, goodwill and provisions as at the date of acquisition.

(2)	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.

g)	Acquisition of Evoque Data Center Solutions
On December 31, 2018, Brookfield Infrastructure, alongside institutional partners (the “Evoque consortium”), acquired an effective 29% interest in AT&T’s large-scale data center business for total consideration of $315 million (Evoque consortium total of $1,103 million). Under Brookfield’s ownership, the business was renamed Evoque Data Center Solutions (“Evoque”). The acquisition was funded through equity of $164 million (Evoque consortium total of $577 million of which $413 million was provided by non-controlling interests subsequent to year-end), and $151 million (Evoque consortium total of $526 million) of asset level debt raised on closing. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective December 31, 2018. Acquisition costs of $10 million were recorded as Other (expense) income within the Consolidated Statements of Operating Results in 2018.
Consideration transferred

US$ MILLIONS
Cash	$315
Total Consideration	$315

Fair value of assets and liabilities acquired as of December 31, 2018:

US$ MILLIONS
Accounts receivable and other	$4
Property, plant and equipment	408
Intangible assets	232
Goodwill(2)	486
Accounts payable and other liabilities	(27)
Net assets acquired before non-controlling interest	1,103
Non-controlling interest(1)	(788)
Net assets acquired	$315

(1)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.

(2)	Adjustments to the purchase price allocation of property, plant and equipment, intangible assets and other liabilities resulted in a $23 million increase to goodwill.
The goodwill recorded on acquisition is largely reflective of potential customer growth, arising from the business’ position as one of the largest colocation providers in the United States and the increasing rate of worldwide data consumption.

h)	Acquisition of Rayalseema Expressway Private Limited (“REPL”)
On November 5, 2018, Brookfield Infrastructure, alongside institutional partners (the “REPL consortium”), acquired an effective 26% interest in an Indian toll road business, REPL, for total consideration of $5 million (REPL consortium total of $16 million). The consideration consists of $3 million in cash (REPL consortium total of $10 million) and contingent consideration of $2 million (REPL consortium total of $6 million), measured at fair value based on a probability-weighted average. Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective November 5, 2018. Acquisition costs of less than $1 million were recorded as Other (expense) income within the Consolidated Statements of Operating Results in 2018.
Consideration transferred

US$ MILLIONS
Cash	$3
Contingent consideration	2
Total Consideration	$5

Fair value of assets and liabilities acquired as of November 5, 2018:

US$ MILLIONS
Accounts receivable and other	$3
Intangible assets	226
Accounts payable and other liabilities	(60)
Non-recourse borrowings	(151)
Net assets acquired before non-controlling interest	18
Non-controlling interest(1)	(13)
Net assets acquired	$5

(1)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.

i)	Acquisition of Enercare Inc.
On October 16, 2018, Brookfield Infrastructure, alongside institutional partners (the “Enercare consortium”), acquired an effective 30% interest in Enercare Inc. (“Enercare”), a North American residential energy infrastructure business, for total consideration of $723 million (Enercare consortium total of $2.4 billion). As part of the transaction, certain Enercare shareholders were given the right to elect to receive, in lieu of cash consideration, 0.5509 exchangeable units (“Exchange LP Units”) to be issued by a subsidiary of our partnership (“Exchange LP”) for each share of Enercare Inc. The Exchange LP Units provide holders with economic terms that are substantially equivalent to those of our units and are exchangeable, on a one-for-one basis, for units of our partnership. The acquisition was funded through equity of $427 million (Enercare consortium total of $2.0 billion), $232 million of Exchange LP Units (5.7 million units issued by Exchange LP), and $64 million (Enercare consortium total of $216 million) of asset level debt raised on closing. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective October 16, 2018. Acquisition costs of $4 million were recorded as Other (expense) income within the Consolidated Statements of Operating Results in 2018.
Consideration transferred

US$ MILLIONS
Cash	$491
Exchange LP Units	232
Total Consideration	$723
Fair value of assets and liabilities acquired as of October 16, 2018:

US$ MILLIONS
Cash and cash equivalents	$24
Accounts receivable and other	187
Property, plant and equipment	669
Intangible assets(1)	1,863
Inventory	23
Goodwill	1,260
Accounts payable and other liabilities	(235)
Deferred income tax liabilities	(472)
Non-recourse borrowings	(877)
Net assets acquired before non-controlling interest	2,442
Non-controlling interest(2)	(1,719)
Net assets acquired	$723

(1)	Refer to Note 15 Intangible Assets for details.

(2)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The goodwill recorded on acquisition reflects potential growth prospects and a strong market position as a key provider of residential energy infrastructure in North America. None of the goodwill recognized is deductible for income tax purposes.

j)	Acquisition of Western Canadian natural gas midstream business (provincially regulated)
On October 1, 2018, Brookfield Infrastructure, alongside institutional partners (the “NorthRiver consortium”), acquired an effective 29% interest in the provincially regulated portion of Enbridge Inc.’s Canadian natural gas midstream business for total consideration of $559 million (NorthRiver consortium total of $2.0 billion). Under Brookfield’s ownership, the business was renamed NorthRiver Midstream Inc. (“NorthRiver”). The acquisition was funded through equity of $281 million (NorthRiver consortium total of $982 million) and $278 million (NorthRiver consortium total of $974 million) of asset level debt raised on closing. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective October 1, 2018. Acquisition costs of $3 million were recorded as Other (expense) income within the Consolidated Statements of Operating Results in 2018.
Consideration transferred

US$ MILLIONS
Cash	$559
Total Consideration	$559

Fair value of assets and liabilities acquired as of October 1, 2018:

US$ MILLIONS
Cash and cash equivalents	$10
Accounts receivable and other	55
Property, plant and equipment	1,442
Intangible assets	157
Goodwill	524
Accounts payable and other liabilities	(46)
Deferred income tax liabilities	(186)
Net assets acquired before non-controlling interest	1,956
Non-controlling interest(1)	(1,397)
Net assets acquired	$559

(1)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The goodwill recorded on acquisition is largely reflective of the potential to obtain long-term contracts for the business’ unutilized capacity and production growth in certain locations. None of the goodwill recognized is deductible for income tax purposes.

k)	Acquisition of Simhapuri Expressway Limited (“SEL”)
On September 7, 2018, Brookfield Infrastructure, along with institutional partners (the “SEL consortium”), expanded its toll road operations through the acquisition of an effective 29% interest in an Indian toll road business, SEL, for total consideration by Brookfield Infrastructure of $53 million (SEL consortium total of $182 million). Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective September 7, 2018. Acquisition costs of $1 million were recorded as Other (expense) income within the Consolidated Statements of Operating Results in 2018.
Consideration transferred

US$ MILLIONS
Cash	$53
Total Consideration	$53

Fair value of assets and liabilities acquired as of September 7, 2018:

US$ MILLIONS
Cash and cash equivalents	$1
Accounts receivable and other	33
Intangible assets	488
Goodwill	23
Accounts payable and other liabilities	(61)
Deferred income tax liabilities	(23)
Non-recourse borrowings	(279)
Net assets acquired before non-controlling interest	182
Non-controlling interest(1)	(129)
Net assets acquired	$53

(1)	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.

(2)	Adjustments to the purchase price allocation of deferred income tax liabilities resulted in a $14 million reduction to goodwill.
Upon consolidation of SEL, a deferred tax liability of $23 million was recorded. The deferred income tax liability arose as the tax bases of the net assets acquired were lower than their fair values. The inclusion of this liability in the net book value of the acquired business gave rise to goodwill of $23 million, which is recoverable so long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred. None of the goodwill recognized is deductible for income tax purposes.

l)	Acquisition of Colombian natural gas distribution business
On June 1, 2018, Brookfield Infrastructure, alongside institutional partners (the “GN consortium”), acquired an effective 16% interest in Gas Natural, S.A. ESP (“GN”), a Colombian natural gas distribution business, for total consideration of $150 million (GN consortium total of $522 million). The acquisition was funded through equity of $88 million (GN consortium total of $309 million) and $62 million (GN consortium total of $213 million) with asset level debt raised concurrently on closing. On acquisition, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective June 1, 2018. Acquisition costs of $2 million were recorded as Other (expense) income within the Consolidated Statements of Operating Results in 2018.
Consideration transferred

US$ MILLIONS
Cash	$118
Pre-existing interest of GN(1)	32
Total Consideration	$150

(1)
Brookfield Infrastructure acquired a 3% interest in GN in December 2017, which had a fair market value of $32 million as at the date of acquisition. No gain or loss resulted from the deemed disposition of this interest upon acquisition of control.

Fair value of assets and liabilities acquired as of June 1, 2018:

US$ MILLIONS
Cash and cash equivalents	$36
Accounts receivable and other	245
Property, plant and equipment	394
Intangible assets	253
Goodwill	621
Accounts payable and other liabilities	(165)
Deferred income tax liabilities	(143)
Non-recourse borrowings	(177)
Net assets acquired before non-controlling interest	1,064
Non-controlling interest(1)	(914)
Net assets acquired	$150

(1)	Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The goodwill recorded on acquisition is largely reflective of potential customer growth and growth under existing contracts arising from the business’ position as a key distributor of natural gas in various markets of Colombia. None of the goodwill recognized is deductible for income tax purposes.

m)	Supplemental information
Had the acquisitions of NorthRiver (federally regulated), G&W, WIG, EWPL and DCI been effective January 1, 2019, the revenue and net income of Brookfield Infrastructure would have been approximately $9.2 billion (unaudited) and $0.9 billion (unaudited), respectively, for the year ended December 31, 2019.
In determining the pro-forma revenue and net income attributable to our partnership, management has:

•
Calculated depreciation of property, plant and equipment and amortization of intangible assets acquired on the basis of the fair values at the time of the business combination rather than the carrying amounts recognized in the pre-acquisition financial statements and;

•	Based borrowing costs on the funding levels, credit ratings and debt and equity position of Brookfield Infrastructure after the business combination.